PRINCIPAL ACCOUNTING POLICIES - Major VIEs and their subsidiaries (Details)	12 Months Ended
Dec. 31, 2018 CNY (¥) item
Shanghai Ctrip Commerce | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 30,000,000
Shanghai Huacheng | Shanghai Ctrip Commerce
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 100,000,000
Chengdu Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 500,000,000
Qunar Beijing | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 11,000,000